----------------------------------------------
LIBERTY VALUE FUND        Annual Report
----------------------------------------------

June 30, 2000
                                 [cover photo]


-----------------------------
Not FDIC    May Lose Value
            -----------------
Insured     No Bank Guarantee
-----------------------------

President's Message

Dear Shareholder:

You may have noticed that your Fund has a new name. Beginning July 14, the names of our funds changed to include Liberty. Rest assured, the investment objectives and strategies employed by the Fund's manager are not affected by this name change. We believe the new name better reflects that your Fund is part of the Liberty Funds, a diverse family of funds representing a wide selection of investment styles and specialized money management. The goal of all Liberty funds is to help you reach for financial freedom -- however you define it.

The Fund's fiscal year proved to be one of significant fluctuation in the stock markets as investor sentiment seemed to shift from continued optimism to concern in a matter of months. As 1999 came to a close, stock prices reached record levels. The biggest beneficiaries of positive investor sentiment were technology stocks, which tend to have a growth orientation. With growth stocks performing so well, investors moved away from value-oriented stocks. As the new year began, a number of growth stocks, particularly in the technology sector, suffered significant setbacks. As a result, value stocks started to gain some strength, which benefited Liberty Value Fund.

The change in sentiment seemed to be triggered in part by continued interest rate increases instituted by the Federal Reserve Board. Investors appeared to be less interested in stocks of companies that had only the expectation of strong earnings, preferring instead companies that were generating current earnings. Despite the rebound, value stocks have far from recovered from an extended period of underperforming growth stocks.

Liberty Value Fund's Class A share total return of negative 13.79%, not including the sales charge, trailed its competitive group average return of 2.09% for the same 12-month period. Still, the Fund is adhering to its value investment style, and has been able to upgrade the quality of the portfolio due to weakness in this part of the market.

The following report provides a discussion of your Fund and the economic and market factors that have had an impact on its performance. Thank you for including Liberty Value Fund as part of your portfolio and allowing us to help you meet your investment goals.

Sincerely,

/s/ Stephen E. Gibson
------------------------
Stephen E. Gibson
President

August 10, 2000

Not FDIC Insured
May Lose Value
No Bank Guarantee

--------------------------------------------------------------------------------
Highlights
--------------------------------------------------------------------------------

- VALUE STOCKS AGAIN FACE DIFFICULT CHALLENGES After ending the previous fiscal year on a strong note, value stocks suffered in comparison to their growth counterparts in the first half of the Fund's fiscal year. Investors continued to pour money into growth-oriented technology stocks, in some cases pushing prices to what appeared to be unsustainable levels. Momentum, rather than attractive valuations, was the market's driving force during the period.

- QUALITY BECOMES AVAILABLE AT A BARGAIN The lagging performance of value stocks gave us an opportunity to strengthen the portfolio with some high-quality names that had lost considerable value. Stocks such as Disney (1.7% of net assets), McDonald's (1.4% of net assets) and Proctor & Gamble (2.6% of net assets) were available at prices far below what seemed to be a fair market valuation, and we took advantage of the situation.

- VALUE SEES SOME RECOVERY In the early months of 2000, investors became somewhat disillusioned with the unreasonably high prices of growth stocks, and began shifting their focus to the value sector. This move helped to create a better environment for the Fund, and many companies that were delivering positive financial results outside of the technology sector began to see increases in their stock prices.

12-MONTH TOTAL RETURNS FOR THE PERIOD ENDED 6/30/00(1)

            Without      With
            sales        sales
            charge       charge
--------------------------------
Class A    (13.79)%     (18.74)%
--------------------------------
Class B    (14.43)%     (18.65)%
--------------------------------
Class C    (14.43)%     (15.28)%
--------------------------------
Class Z    (13.63)%         --
--------------------------------

(1) The "with sales charge" returns include the maximum sales charge of 5.75% for Class A shares and the maximum applicable contingent deferred sales charge for 12 months of 5% for Class B shares and 1% for Class C shares.

NET ASSET VALUE PER SHARE AS OF 6/30/00

Class A           $11.34
------------------------
Class B           $11.31
------------------------
Class C           $11.31
------------------------
Class Z           $11.34
------------------------

12-MONTH DISTRIBUTIONS AS OF 6/30/00

Class A           $0.237
------------------------
Class B           $0.172
------------------------
Class C           $0.172
------------------------
Class Z           $0.258
------------------------

BOUGHT
------
Proctor & Gamble

(2.6% of net assets.) After announcing an earnings shortfall earlier in the year, the price of P&G's stock dropped considerably. But the company remains one of the consumer product stalwarts of the world, and we believe it is one of the best run companies on the market today.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------

SECTOR BREAKDOWNS AS OF 6/30/00

Consumer Cyclicals               9.32%
Financials                      12.22%
Energy/Natural Resources        14.53%
Basic Materials                  2.50%
Consumer Staples                24.93%
Heathcare                       12.22%
Utilities                        3.07%
Capital Goods                    8.87%
Technologies                     7.73%
Services                         3.65%
Transportation                   0.96%


Sector breakdowns are calculated as a percentage of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain the same portfolio holdings and sector breakdown in the future.

Industrial sectors in the following financial statements are based upon standard industrial classification (SIC) as published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon the Advisor's defined criteria as used in the investment process.

BOUGHT
----------------------

DISNEY

(1.7% of net assets.) For years, Disney stock was hurt by management's lack of attention to investor concerns and difficulties stemming from the purchase of the broadcast firm ABC. But with a renewed focus on shareholders and improving financial conditions, spurred on by the success of the highly profitable "Who Wants To Be A Millionaire," on ABC, the stock appears to be on the rebound.


VALUE STOCKS AGAIN ARE CHALLENGED

For the 12-month period ended June 30, 2000, the Fund's Class A shares had a total return of negative 13.79%, not including the sales charge. The Fund lagged the S&P 500 stock index, a measure of broad market performance, which grew by 7.24% during the period.

In the first half of the fiscal year, investors poured their money into growth stocks, particularly the fast-paced technology market. Momentum was the story of the day during these months, as technology stocks seemed to gain in price not so much on the strength of their current financial position as on the fast-growing interest of the market. In the meantime, investors seemed to ignore the strong financial characteristics underlying many value stocks like those found in the Fund's portfolio.

ECONOMIC TRENDS CHANGE SENTIMENTS

As the new millennium took hold, investors started having a change of heart about technology companies. With interest rates continuing to trend up and inflation concerns becoming more real, investors began to sell technology issues. They suddenly became concerned that companies couldn't sustain growth rates to justify their lofty stock prices. It was in this environment that value stocks began to appear more attractive. The rebound did not offset value's underperformance in the latter months of 1999, but it helped the Fund reclaim some of its lost ground.

ADDING QUALITY STOCKS

One of the side benefits of the weakness in value stocks was that a number of very high quality companies suddenly became available at bargain prices. Big-name stocks such as McDonald's, Proctor & Gamble (P&G), Walt Disney and Sara Lee (3.1% of net assets) were added to the portfolio. By adding what we think are some of America's best run companies to the Fund, we were able to put our shareholders in a better position to benefit from a potential move toward value stocks going forward.

We also see positive opportunities in a number of sectors that are well-represented in the portfolio. This includes companies that offer consumer staples, such as P&G and Bestfoods (3.3% of net assets), which have been able to implement price increases in recent months. Energy stocks have seen improved performance since the price of oil has risen, and we expect that select financial stocks, namely insurance companies, may be positioned for a rebound after struggling in recent years. Even some health care names, such as Abbott Labs (3.1% of net assets), have been added to the portfolio since they became available at very reasonable prices.

ECONOMY REMAINS STRONG, BUT MAY BE SLOWING

Throughout all of this, the U.S. economy has continued to grow at a rapid rate. However, the Federal Reserve seems determined to raise interest rates as long as necessary to slow the rate of growth. While it's difficult to say exactly when that will happen, we're confident that the Fund is positioned in a number of quality stocks that offer strong prospects for holding their own.


/s/ Scott Schermerhorn
--------------------------
Scott Schermerhorn

Scott Schermerhorn is portfolio manager of Liberty Value Fund and is a senior vice president of Colonial Management Associates, Inc.

An investment in the Fund offers significant long-term growth potential but also involves certain risks. The Fund may be affected by stock market fluctuations that occur in response to economic and business developments.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT IN CLASS A SHARES 4/1/96 - 6/30/00

       [Graphic chart]

                                  WITHOUT         WITH
               S&P 500 INDEX   SALES CHARGE    SALES CHARGE

    4/1/96        10000           10000           9425
   4/30/96        10147           9950            9378
   5/31/96        10408           10069           9490
   6/30/96        10447           10239           9650
   7/31/96        9986            9771            9209
   8/31/96        10196           10060           9481
   9/30/96        10769           10428           9828
  10/31/96        11067           10717           10101
  11/30/96        11902           11304           10654
  12/31/96        11666           11114           10475
   1/31/97        12394           11529           10866
   2/28/97        12492           11650           10980
   3/31/97        11980           11286           10637
   4/30/97        12694           11570           10904
   5/31/97        13470           12216           11514
   6/30/97        14069           12822           12085
   7/31/97        15188           13630           12846
   8/31/97        14337           13296           12532
   9/30/97        15121           14074           13265
  10/31/97        14616           13417           12645
  11/30/97        15293           13881           13083
  12/31/97        15556           14407           13579
   1/31/98        15727           14338           13514
   2/28/98        16861           15575           14680
   3/31/98        17724           16275           15339
   4/30/98        17905           16057           15133
   5/31/98        17597           15976           15058
   6/30/98        18312           16023           15101
   7/31/98        18118           15838           14928
   8/31/98        15500           12911           12169
   9/30/98        16493           13893           13094
  10/31/98        17832           14840           13987
  11/30/98        18913           15345           14462
  12/31/98        20002           15577           14681
   1/31/99        20838           15591           14694
   2/28/99        20190           15453           14565
   3/31/99        20998           16411           15468
   4/30/99        21811           18261           17211
   5/31/99        21296           18206           17159
   6/30/99        22474           18437           17377
   7/31/99        21775           17752           16731
   8/31/99        21666           16997           16020
   9/30/99        21072           15591           14695
  10/31/99        22406           16087           15162
  11/30/99        22861           15922           15006
  12/31/99        24205           15906           14991
   1/31/00        22990           15056           14191
   2/29/00        22555           13929           13128
   3/31/00        24761           15633           14735
   4/30/00        24016           15941           15025
   5/31/00        23524           16780           15815
   6/30/00        24115           15804           14895


AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/00


Share Class             A                      B                      C                Z
Inception            4/1/96                 4/1/96                  4/1/96          12/1/98
---------------------------------------------------------------------------------------------
              w/o sales  with sales  w/o sales  with sales   w/o sales  with sales  w/o sales
               charge     charge       charge      charge      charge     charge     charge
---------------------------------------------------------------------------------------------
One Year      (13.79)%    (18.74)%     (14.43)%   (18.65)%    (14.43)%    (15.28)%   (13.63)%
---------------------------------------------------------------------------------------------
Life of Fund   11.78       10.24        10.95      10.62       10.95       10.95      11.87
---------------------------------------------------------------------------------------------

Past performance cannot predict future results. Returns and value of an investment will vary resulting in a gain or a loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for Class A shares, the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows through first year -5%, second year -4%, third year -3%, fourth year -3%, fifth year -2%, sixth year -1%, thereafter -0% and the Class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class Z share performance information includes returns of the Fund's Class A shares (as its expense structure more closely resembles that of the newer class) for periods prior to its inception date. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class Z shares. Had the expense differential been reflected, the returns for the period prior to the inception of the newer class shares would have been higher.

The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

TOP 10 HOLDINGS AS OF 6/30/00

Bestfoods                   3.3%
--------------------------------
Abbott Labs                 3.1%
--------------------------------
Sara Lee Corp               3.1%
--------------------------------
Philip Morris Co Inc        2.8%
--------------------------------
Schering-Plough Corp        2.7%
--------------------------------
Procter & Gamble Co         2.6%
--------------------------------
XL Capital Ltd              2.5%
--------------------------------
Merck & Co Inc              2.4%
--------------------------------
Royal Dutch Petroleum       2.4%
--------------------------------
Boeing Co                   2.4%
--------------------------------

Portfolio holdings are calculated as a percentage of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold these securities in the future.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------

June 30, 2000
(In thousands)

COMMON STOCKS - 96.5%                           SHARES              VALUE
--------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 14.4%
Depository Institutions - 5.3%
Banc One Corp.                                    31               $   824
Firstar Corp.                                     18                   379
FleetBoston Financial Corp.                       16                   547
Washington Mutual, Inc.                           23                   667
                                                                   -------
                                                                     2,417
                                                                   -------
INSURANCE CARRIERS - 7.4%
Aetna Inc.                                        11                   700
Aon Corp.                                         33                 1,031
United Healthcare Corp.                            6                   506
XL Capital Ltd., Class A                          21                 1,120
                                                                   -------
                                                                     3,357
                                                                   -------

NONDEPOSITORY CREDIT INSTITUTIONS - 1.7%
Freddie Mac                                       20                   790
                                                                   -------

--------------------------------------------------------------------------
MANUFACTURING - 60.8%
CHEMICAL & ALLIED PRODUCTS - 13.8%
Abbott Laboratories                               32                 1,408
Merck & Co., Inc.                                 14                 1,096
Praxair, Inc.                                     15                   561
Proctor & Gamble Co.                              21                 1,174
Schering-Plough Corp.                             24                 1,217
Sherwin-Williams Co.                              39                   820
                                                                   -------
                                                                     6,276
                                                                   -------

COMMUNICATIONS EQUIPMENT - 0.8%
Motorola, Inc.                                    13                   375
                                                                   -------

ELECTRICAL INDUSTRIAL EQUIPMENT - 2.0%
Emerson Electric Co.                              15                   930
                                                                   -------

FOOD & KINDRED PRODUCTS - 14.7%
Bestfoods                                         22                 1,510
General Mills, Inc.                               17                   631
Nabisco Holdings Corp                             17                   882
PepsiCo, Inc.                                     22                   978
Philip Morris Co., Inc.                           49                 1,291
Sara Lee Corp.                                    72                 1,392
                                                                   -------
                                                                     6,684
                                                                   -------

LUMBER & WOOD PRODUCTS - 1.2%
Georgia Pacific Corp.                             20                   533

MACHINERY & COMPUTER EQUIPMENT - 2.4%
Compaq Computer Corp.                             18                   463
Ingersoll Rand Co.                                16                   640
                                                                   -------
                                                                     1,103
                                                                   -------

                                                SHARES               VALUE
--------------------------------------------------------------------------

MEASURING & ANALYZING INSTRUMENTS - 4.5%
Boston Scientific Corp. (a)                       20               $  432
Eastman Kodak Co.                                 15                  893
Xerox Corp.                                       34                  714
                                                                   -------
                                                                    2,039
                                                                   -------

MISCELLANEOUS MANUFACTURING - 1.7%
Mattel, Inc.                                      57                  749
                                                                   -------

PAPER PRODUCTS - 1.7%
Kimberly Clark Corp.                              13                  757
                                                                   -------

PETROLEUM REFINING - 9.4%
Amerada Hess Corp.                                17                1,050
Chevron Corp.                                      6                  534
Royal Dutch Petroleum Co.                         18                1,084
Texaco, Inc.                                      14                  735
USX-Marathon Group                                34                  860
                                                                   -------
                                                                    4,263
                                                                   -------
RUBBER & PLASTIC - 2.2%
Nike, Inc., Class B                               25                  999
                                                                   -------

STONE, CLAY, GLASS & CONCRETE - 1.7%
Minnesota Mining & Manufacturing Co.              10                  792
                                                                   -------

TRANSPORTATION EQUIPMENT - 4.7%
Boeing Co.                                        26                1,075
Delphi Automotive Systems Corp.                   41                  601
United Technologies Corp.                          8                  453
                                                                   -------
                                                                    2,129
                                                                   -------

--------------------------------------------------------------------------
MINING & ENERGY - 3.5%
CRUDE PETROLEUM & NATURAL GAS - 2.1%
Anadarko Petroleum Corp.                          19                   942
                                                                   -------

OIL & GAS SERVICES - 1.4%
Diamond Offshore Drilling, Inc.                   18                   632
                                                                   -------

--------------------------------------------------------------------------
RETAIL TRADE - 5.4%
APPAREL & ACCESSORY STORES - 1.2%
Nordstrom, Inc.                                   23                   557
                                                                   -------

FOOD STORES - 2.0%
Albertson's, Inc.                                 28                   914
                                                                   -------

GENERAL MERCHANDISE STORES - 0.8%
Federated Department Stores, Inc.  (a)            11                   361
                                                                   -------

RESTAURANTS - 1.4%
McDonald's Corp.                                  19                   616
                                                                   -------

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)                       SHARES              VALUE
--------------------------------------------------------------------------

SERVICES - 3.8%
COMPUTER RELATED SERVICES - 2.1%
First Data Corp.                                  19               $   948
                                                                   -------

MOTION PICTURES - 1.7%
The Walt Disney Co.                               20                   788
                                                                   -------

--------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 8.6%
ELECTRIC SERVICES - 3.0%
Entergy Corp.                                     19                   506
PG&E Corp.                                        11                   263
Southern Co.                                      25                   578
                                                                   -------
                                                                     1,347
                                                                   -------

RAILROAD - 0.9%
Union Pacific Corp.                               11                   420
                                                                   -------

TELECOMMUNICATIONS - 3.5%
AT&T Corp.                                        27                   841
WorldCom, Inc. (a)                                17                   762
                                                                   -------
                                                                     1,603
                                                                   -------

WATER TRANSPORTATION - 1.2%
Tidewater, Inc.                                   15                   536
                                                                   -------

TOTAL COMMON STOCKS
(cost of $42,245)(b)                                                43,857
                                                                   -------

SHORT TERM OBLIGATIONS - 3.5%                     PAR
--------------------------------------------------------------------------

REPURCHASE AGREEMENT with SBC
Warburg Ltd., dated 6/30/00, due
07/03/00 at 6.600%, collateralized
by U.S. Treasury notes with various
maturities to 2026, market value $1,600
(repurchase proceeds $1,568)                  $1,567                 1,567
                                                                   -------

OTHER ASSETS & LIABILITIES, NET - 0 0%                                  18
--------------------------------------------------------------------------
Net Assets - 100%                                                  $45,442
                                                                   =======
NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------
(a) Non-income producing.
(b) Cost for federal income tax purposes is the same.


See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

June 30, 2000
(In thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $42,245)                                $43,857
Short-term obligations                                               1,567
                                                                   -------
                                                                    45,424

Receivable for:
     Dividends                                  $105
     Fund shares sold                             83
     Expense reimbursement due from Advisor       28
Deferred organization expenses                     8
Other                                              3                   227
                                                ----               -------
     Total Assets                                                   45,651
                                                                   -------

LIABILITIES
Payable for:
     Fund shares repurchased                      88
Accrued:
     Management fee                               61
     Transfer agent                               14
     Bookkeeping fee                               2
     Deferred Trustees fees                        1
Other                                             43
                                                ----
     Total Liabilities                                                 209
                                                                   -------

NET ASSETS                                                         $45,442
                                                                   -------
Net asset value & redemption price per share--
     Class A ($10,441/921)                                         $ 11.34(a)
                                                                   -------
Maximum offering price per share--
     Class A ($11.34/0.9425)                                       $ 12.03(b)
                                                                   -------
Net asset value & offering price per share--
     Class B ($19,380/1,714)                                       $ 11.31(a)
                                                                   -------
Net asset value & offering price per share--
     Class C ($1,934/171)                                          $11.31(a)
                                                                   -------
Net asset value, redemption & offering
     price per share-- Class Z ($13,687/1,207)                      $11.34
                                                                   -------

COMPOSITION OF NET ASSETS
Capital paid in                                                    $49,034
Undistributed net investment income                                     40
Accumulated net realized loss                                       (5,244)
Net unrealized appreciation                                          1,612
                                                                   -------
                                                                   $45,442
                                                                   =======

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Year Ended June 30, 2000
(In thousands)

INVESTMENT INCOME
Dividends                                                             $853
Interest                                                                46
                                                                   -------
     (net of nonreclaimable foreign taxes
     withheld which amounted to $6)                                    899

EXPENSES
Management fee                                  $357
Service fee-- Class A, B, C                       81
Distribution fee-- Class B                       145
Distribution fee-- Class C                        12
Transfer agent fee                               112
Bookkeeping fee                                   27
Trustee fee                                        7
Custodian fee                                      6
Audit fee                                         22
Legal fee                                         11
Registration fee                                  52
Reports to shareholders                            7
Amortization of deferred
     organization expenses                        11
Other                                              3
                                                ----
                                                 853

Fees and expenses waived or borne
     by the Advisor                             (281)                  572
                                                ----               -------
        Net Investment Income                                          327
                                                                   -------

NET REALIZED & UNREALIZED LOSS ON
PORTFOLIO POSITIONS
Net realized loss                             (5,244)
                                              ------
Net change in unrealized
     appreciation/depreciation                (1,925)
                                              ------
        Net Loss                                                    (7,169)
                                                                   -------
Decrease in Net Assets from Operations                             $(6,842)
                                                                   =======


See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(In Thousands)

                                                      YEAR ENDED JUNE 30,
                                                  ------------------------
INCREASE (DECREASE) IN NET ASSETS                  2000            1999(a)
--------------------------------------------------------------------------
Operations:
Net investment income                            $   327           $   108
Net realized gain (loss)                          (5,244)              829
Net change in unrealized
   appreciation/depreciation                      (1,925)            2,668
                                                 -------           -------
   Net Increase (Decrease) from Operations        (6,842)            3,605
                                                 -------           -------

Distributions:
From net investment income -- Class A                (95)              (82)
In excess of net investment income -- Class A         --               (11)
From net realized gains -- Class A                  (142)             (563)
From net investment income -- Class B                (60)              (12)
In excess of net investment income -- Class B         --                (2)
From net realized gains -- Class B                  (240)              (55)
From net investment income -- Class C                 (5)               (3)
In excess of net investment income -- Class C         --                (1)
From net realized gains -- Class C                   (20)              (55)
From net investment income -- Class Z               (134)              (23)
In excess of net investment income -- Class Z         --                (3)
From net realized gains -- Class Z                  (146)               --
                                                 -------           -------
                                                  (7,684)            2,795
                                                 -------           -------
Fund Share Transactions:
Receipts for shares sold -- Class A                4,463             7,946
Value of distributions reinvested -- Class A         224               653
Cost of shares repurchased -- Class A             (4,754)             (632)
                                                 -------           -------
                                                     (67)            7,967
                                                 -------           -------
Receipts for shares sold -- Class B               14,982            17,193
Value of distributions reinvested -- Class B         269                67
Cost of shares repurchased -- Class B             (9,896)           (1,492)
                                                   5,355            15,768
Receipts for shares sold -- Class C                1,534               930
Value of distributions reinvested -- Class C          23                59
Cost of shares repurchased -- Class C               (708)              (20)
                                                 -------           -------
                                                     849               969
                                                 -------           -------
Receipts for shares sold -- Class Z                7,908             7,539
Value of distributions reinvested -- Class Z         280                25
Cost of shares repurchased -- Class Z             (1,082)               --
                                                 -------           -------
                                                  7,106             7,564
                                                 -------           -------
Net Increase from Fund Share Transactions         13,243            32,268
                                                 -------           -------
     Total Increase                                5,559            35,063

NET ASSETS
                                                 -------           -------
Beginning of period                               39,883             4,820
                                                 -------           -------
End of period (including undistributed
   and net of overdistributed net investment
   income of $40 and $4, respectively)           $45,442           $39,883
                                                 -------           -------


                                                      YEAR ENDED JUNE 30,
                                                  -------------------------
NUMBER OF FUND SHARES                              2000            1999(a)
---------------------------------------------------------------------------
Sold-- Class A                                       377               653
Issued for distributions reinvested -- Class A        20                58
Repurchased -- Class A                              (424)              (52)
                                                 -------           -------
                                                     (27)              659
                                                 -------           -------
Sold -- Class B                                    1,244             1,396
Issued for distributions reinvested -- Class B        24                 6
Repurchased -- Class B                              (864)             (120)
                                                 -------           -------
                                                     404             1,282
                                                 -------           -------
Sold -- Class C                                      129                72
Issued for distributions reinvested -- Class C         2                 5
Repurchased-- Class C                                (64)               (1)
                                                 -------           -------
                                                      67                76
                                                 -------           -------
Sold-- Class Z                                       665               608
Issued for distributions reinvested -- Class Z        25                 2
Repurchased -- Class Z                               (93)               --
                                                 -------           -------
                                                     597               610
                                                 -------           -------

(a) Class Z shares were initially offered on December 1, 1998. See notes to financial statements.


See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

June 30, 2000

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:
Liberty Value Fund (formerly Colonial Value Fund), (the Fund) a series of Liberty Funds Trust VI, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek current income and long-term growth. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Effective February 1, 2000, Class B shares will convert to Class A shares as follows:

                                              CONVERTS TO
         ORIGINAL PURCHASE                   CLASS A SHARES
         Less than $250,000                     8 years
         $250,000 to less than $500,000         4 years
         $500,000 to less than $1,000,000       3 years

Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than the Class A, Class B and Class C service fees and the Class B and Class C distribution fees), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Per share data was calculated using the average shares outstanding during the period. In addition, Class A, Class B and Class C net investment income per share data reflects the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

DEFERRED ORGANIZATION EXPENSES:

The Fund incurred expenses of $53,387 in connection with its organization, initial registration with the Securities and Exchange Commission and with various states, and the initial public offering of its shares. These expenses were deferred and are being amortized on a straight-line basis over five years.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS:

Net realized and unrealized gains (losses) on foreign currency transactions includes the fluctuation in exchange rates on gains (losses) between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------


FORWARD CURRENCY CONTRACTS:

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER:

Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonreclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.80% annually of the Fund's average net assets.

BOOKKEEPING FEE:

The Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 per year plus 0.035% annually of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate to the Advisor provided shareholder services for a monthly fee equal to 0.236% annually of the Fund's average net assets through December 31, 1999. Effective January 1, 2000, the Transfer Agent fee was changed to a fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions. The Fund receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc., (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. For the year ended June 30, 2000, the Fund has been advised that the Distributor retained net underwriting discounts of $284,140, on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $48, $132,496 and $2,696 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B shares and Class C shares only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.75% annually of the Fund's average net assets.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

During the year ended June 30, 2000, purchases and sales of investments, other than short-term obligations, were $53,761,903 and $41,906,499, respectively.

Unrealized appreciation (depreciation) at June 30, 2000, based on cost of investments for both financial statement and federal income tax purposes was approximately:

         Gross unrealized appreciation      $4,390,215
         Gross unrealized depreciation      (2,922,177)
            Net unrealized appreciation     $1,468,038

OTHER:

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. OTHER RELATED PARTY TRANSACTIONS

At June 30, 2000, Colonial Counselor Select Growth Fund owned 17.6%, Colonial Counselor Select Balanced Fund owned 11.8% and Keyport Life Insurance Company owned 10.5% of the Fund's outstanding shares.

During the year ended June 30, 2000, the Fund used Alphatrade, a wholly owned subsidiary of Colonial Management Associates, Inc., as a broker. Total commissions paid to Alphatrade during the year were $16,387.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                 YEAR ENDED JUNE 30, 2000
                                                        CLASS A    CLASS B     CLASS C    CLASS Z
--------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                    $13.430    $13.420     $13.420    $13.430
                                                        -------    -------     -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(b)                              0.117      0.031       0.031      0.146
Net realized and unrealized loss                         (1.970)    (1.969)     (1.969)    (1.978)
                                                        -------    -------     -------    -------
Total from Investment Operations                         (1.853)    (1.938)     (1.938)    (1.832)
                                                        -------    -------     -------    -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                               (0.099)    (0.034)     (0.034)    (0.120)
From net realized gains                                  (0.138)    (0.138)     (0.138)    (0.138)
                                                        -------    -------     -------    -------
Total Distributions Declared to Shareholders             (0.237)    (0.172)     (0.172)    (0.258)
                                                        -------    -------     -------    -------
NET ASSET VALUE, END OF PERIOD                          $11.340    $11.310     $11.310    $11.340
                                                        =======    =======     =======    =======
Total return (c)(d)                                      (13.79)%   (14.43)%    (14.43)%   (13.63)%
                                                        =======    =======     =======    =======

RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                               1.00%      1.75%       1.75%      0.75%
Fees and expenses waived or borne by the Advisor (e)       0.63%      0.63%       0.63%      0.63%
Net investment income (e)                                  1.02%      0.27%       0.27%      1.27%
Portfolio turnover                                           96%        96%         96%        96%
Net assets at end of period (000)                       $10,441    $19,380     $ 1,934    $13,687

(a)  Net of fees and expenses waived or borne by
     the Advisor which amounted to:                     $ 0.073    $ 0.073     $ 0.073    $ 0.073

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                               YEAR ENDED JUNE 30, 1999
                                                        CLASS A   CLASS B    CLASS C    CLASS Z(C)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $13.960   $13.910    $13.910    $11.230
                                                        -------   -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(b)                              0.137     0.043      0.044      0.089
Net realized and unrealized gain                          1.502     1.513      1.510      2.185
                                                        -------   -------    -------    -------
Total from Investment Operations                          1.639     1.556      1.554      2.274
                                                        -------   -------    -------    -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                               (0.201)   (0.093)    (0.091)    (0.065)
In excess of net investment income                       (0.028)   (0.013)    (0.013)    (0.009)
From net realized gains                                  (1.940)   (1.940)    (1.940)        --
                                                        -------   -------    -------    -------
Total Distributions Declared to Shareholders             (2.169)   (2.046)    (2.044)    (0.074)
                                                        -------   -------    -------    -------
NET ASSET VALUE, END OF PERIOD                          $13.430   $13.420    $13.420    $13.430
                                                        =======   =======    =======    =======
Total return (d)(e)                                       15.07%    14.23%     14.21%     20.30%(f)
                                                        =======   =======    =======    =======
RATIOS TO AVERAGE NET ASSETS
Expenses (g)                                               1.00%     1.75%      1.75%      0.75%(h)
Fees and expenses waived or borne by the Advisor (g)       1.28%     1.28%      1.28%      1.08%(h)
Net investment income (g)                                  1.07%     0.32%      0.32%      1.21%(h)
Portfolio turnover                                           65%       65%        65%        65%
Net assets at end of period (000)                       $12,732   $17,569    $ 1,394    $  8,188

(a)  Net of fees and expenses waived or borne by the
     Advisor which amounted to:                         $ 0.160   $ 0.160    $ 0.160    $  0.079

(b) Per share data was calculated using average shares outstanding during the period.

(c) Class Z shares were initially offered on December 1, 1998. Per share data reflects activity from date.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(h)  Annualized.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                       YEAR ENDED JUNE 30
                                                1998                          1997                       1996 (D)
                                      CLASS A  CLASS B  CLASS C(C) CLASS A  CLASS B  CLASS C   CLASS A    CLASS B      CLASS C
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                $12.690  $12.630   $12.630   $10.280  $10.260  $10.260   $ 9.940     $ 9.940     $ 9.940
                                      -------  -------   -------   -------  -------  -------   -------     -------     -------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income (loss)(a)(b)      0.070   (0.031)   (0.031)    0.141    0.058    0.058     0.044       0.024       0.024
Net realized and unrealized gain        2.900    2.897     2.897     2.428    2.413    2.413     0.296       0.296       0.296
                                      -------  -------   -------   -------  -------  -------   -------     -------     -------
Total from Investment Operations        2.970    2.866     2.866     2.569    2.471    2.471     0.340       0.320       0.320
                                      -------  -------   -------   -------  -------  -------   -------     -------     -------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income             (0.150)  (0.036)   (0.036)   (0.159)  (0.101)  (0.101)       --          --          --
From net realized gains                (1.550)  (1.550)   (1.550)       --       --       --        --          --          --
                                      -------  -------   -------   -------  -------  -------   -------     -------     -------
Total Distributions
   Declared to Shareholders            (1.700)  (1.586)   (1.586)   (0.159)  (0.101)  (0.101)       --          --          --
                                      -------  -------   -------   -------  -------  -------   -------     -------     -------
NET ASSET VALUE, END OF PERIOD        $13.960  $13.910    13.910   $12.690  $12.630  $12.630   $10.280     $10.260     $10.260
                                      =======  =======    ======   =======  =======  =======   =======     =======     =======
Total return (e)(f)                     24.99%   24.13%    24.13%    25.23%   24.23%   24.23%     3.42%(g)    3.22%(g)    3.22
                                      =======  =======    ======   =======  =======  =======   =======     =======     =======
RATIOS TO AVERAGE NET ASSETS
Expenses (h)                             1.52%    2.27%     2.27%     1.55%    2.30%    2.30%     1.55%(i)    2.30%(i)    2.30%(i)
Fees and expenses waived or
   borne by the Advisor (h)              2.11%    2.11%     2.11%     2.64%    2.64%    2.64%     1.55%(i)    1.55%(i)    1.55%(i)
Net investment income (loss) (h)         0.52%   (0.23)%   (0.23)%    1.27%    0.52%    0.52%     1.77%(i)    1.02%(i)    1.02%(i)
Portfolio turnover                         79%      79%       79%      129%     129%     129%       16%(g)      16%(g)      16%(g)
Net assets at end of period (000)     $ 4,029  $   395   $   396   $ 3,217  $   319  $   319   $ 2,570      $   257    $   257

(a)  Net of fees and expenses waived
     or borne by the Advisor which
     amounted to:                     $ 0.285  $ 0.285   $ 0.285   $ 0.292  $ 0.292  $ 0.292   $ 0.039      $ 0.039    $ 0.039

(b) Per share data was calculated using average shares outstanding during the period.

(c)  Class D shares were redesignated Class C shares on July 1, 1997.

(d) The Fund commenced investment operations on March 25, 1996. The activity shown is from effective date of registration (March 31, 1996) with the Securities and Exchange Commission.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(i)  Annualized.


--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE TRUSTEES OF LIBERTY FUNDS TRUST VI AND THE SHAREHOLDERS OF
LIBERTY VALUE FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liberty Value Fund, (formerly Colonial Value Fund) (the "Fund") (a series of Liberty Funds Trust VI) at June 30, 2000, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at June 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


                                         /s/ PricewaterhouseCoopers LLP
                                         ---------------------------------

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 10, 2000

                      This pages left intentionally blank.

                      This pages left intentionally blank.

                      This pages left intentionally blank.

TRUSTEES & Transfer Agent

--------------------------------------------------------------------------------
TOM BLEASDALE

Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS

Attorney (formerly Attorney, Kramer, Levin, Naftalls & Frankel)

JAMES E. GRINNELL

Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY

Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA

Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER

Partner, Park Avenue Equity Partners (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.

Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER

Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

THOMAS E. STITZEL

Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

ANNE-LEE VERVILLE

Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Liberty Value Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Value Fund . This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Funds and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

ANNUAL REPORT:
LIBERTY VALUE FUND

--------------------------------------------------------------------------------
CHOOSE LIBERTY
--------------------------------------------------------------------------------

BECAUSE NO SINGLE INVESTMENT MANAGER CAN BE ALL THINGS TO ALL INVESTORS.(SM)

ALL-STAR   Institutional money management approach for individual investors.

COLONIAL   Fixed income and value style equity investing.

CRABBE     A contrarian approach to fixed income and equity investing.
HUSON

NEWPORT    A leader in international investing.(SM)

STEIN ROE  Innovative solutions for growth and income investing.
ADVISOR

KEYPORT    A leading provider of innovative annuity products.

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

liberty Value fund        Annual Report, June 30, 2000


[Liverty logo]
LIBERTY
ALL-START - COLONIAL - CRABBE HUSON - NEWPORT - STEIN ROE ADVISOR
Liberty Funds Distributor, Inc. (C)2000
One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
Visit us at www.libertyfunds.com

--------------------------------------------------------------------------------
BULK RATE U.S. POSTAGE PAID HOLLISTON, MA PERMIT NO. 20
--------------------------------------------------------------------------------


724-02/247C-0700 (8/00) 00/1375